SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - SCHEDULE OF ESTIMATED USEFUL LIVES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016
Property and equipment, net:
Net book value of capitalized internal use software	$ 48,067	$ 42,997	$ 50,807
Computer Equipment and Capitalized Software | Minimum
Property and equipment, net:
Estimated useful lives (in years)	2 years	2 years
Computer Equipment and Capitalized Software | Maximum
Property and equipment, net:
Estimated useful lives (in years)	3 years	3 years
Furniture and Other Equipment | Minimum
Property and equipment, net:
Estimated useful lives (in years)	3 years	3 years
Furniture and Other Equipment | Maximum
Property and equipment, net:
Estimated useful lives (in years)	10 years	10 years
Leasehold Improvements | Minimum
Property and equipment, net:
Estimated useful lives (in years)	6 years	6 years
Leasehold Improvements | Maximum
Property and equipment, net:
Estimated useful lives (in years)	7 years	7 years
Software and Software Development Costs
Property and equipment, net:
Net book value of capitalized internal use software	$ 20,700	$ 20,900